Debt issued held at amortized cost	12 Months Ended
Dec. 31, 2017
Disclosure Debt Issued Held At Amortized Cost [Line Items]
Disclosure of debt issued [text block]

Note 19 Debt issued held at amortized cost

CHF million	31.12.17	31.12.16
Certificates of deposit	23,831	20,207
Commercial paper	23,532	1,653
Other short-term debt	3,590	4,318
Short-term debt[1]	50,953	26,178
Senior fixed-rate bonds	32,268	27,008
of which: issued by UBS AG with original maturity greater than one year[2]	32,256	26,850
Senior unsecured debt that contributes to total loss-absorbing capacity	27,233	16,890
Covered bonds	4,112	5,836
Subordinated debt	16,555	19,325
of which: high-trigger loss-absorbing additional tier 1 capital instruments	5,187	5,429
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,383	2,342
of which: low-trigger loss-absorbing tier 2 capital instruments	8,286	10,429
of which: non-Basel III-compliant tier 2 capital instruments	700	1,125
Debt issued through the central bond institutions of the Swiss regional or cantonal banks	8,345	8,302
Other long-term debt	87	112
of which: issued by UBS AG with original maturity greater than one year[2]	66	94
Long-term debt[3]	88,599	77,472
Total debt issued held at amortized cost[4]	139,551	103,649
1 Debt with an original maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. 100% of the balance as of 31 December 2017 was unsecured (31 December 2016: 100% of the balance was unsecured). 3 Debt with original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

The Group uses interest rate and foreign exchange derivatives to manage the risks inherent in certain debt instruments held at amortized cost. In certain cases, the Group applies hedge accounting for interest rate risk as discussed in Note 1a item 3k and Note 12. As a result of applying hedge accounting, the life-to-date adjustment to the carrying value of debt issued was an increase of CHF 34 million as of 31 December 2017 and an increase of CHF 490 million as of 31 December 2016, reflecting changes in fair value due to interest rate movements.

Subordinated debt consists of unsecured debt obligations that are contractually subordinated in right of payment to all other present and future non-subordinated obligations of the respective issuing entity. All of the subordinated debt instruments outstanding as of 31 December 2017 pay a fixed rate of interest.

The table below shows the residual contractual maturity of the carrying value of debt issued, split between fixed-rate and floating-rate based on the contractual terms, and does not consider any early redemption features. The effects from interest rate swaps, which are used to hedge various fixed-rate debt issuances by changing the repricing characteristics into those similar to floating-rate debt, are also not considered in the table below.

  Refer to Note 25d for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying value
CHF million, except where indicated	2018	2019	2020	2021	2022	2023-2027	Thereafter	Total 31.12.17	Total 31.12.16
UBS Group AG1
Subordinated debt
Fixed-rate	0	0	0	0	0	0	7,570	7,570	7,771
Interest rates (range in %)							5.8–7.1
Subtotal	0	0	0	0	0	0	7,570	7,570	7,771
UBS AG2
Non-subordinated debt
Fixed-rate	38,470	3,975	7,964	4,107	1,580	0	18	56,115	42,724
Interest rates (range in %)	0–6.6	2.4–4.0	0–4.9	0.1–1.4	4.0–4.0
Floating-rate	21,158	4,818	3,926	0	0	0	1,223	31,125	15,937
Subordinated debt
Fixed-rate	0	0	0	0	1,912	7,073	0	8,985	11,554
Interest rates (range in %)					7.6–7.6	4.8–8.8
Subtotal	59,628	8,793	11,891	4,107	3,492	7,073	1,241	96,225	70,215
Other subsidiaries[3]
Non-subordinated debt
Fixed-rate	805	747	2,186	2,940	4,535	15,723	2,855	29,791	23,843
Interest rates (range in %)	0.4–3.8	0.6–2.9	0.1–2.8	0.1–3.0	0.1–3.4	0.1–4.1	0.2–4.3
Floating-rate	1	0	293	976	2,535	2,162	0	5,966	1,820
Subtotal	806	746	2,479	3,916	7,070	17,885	2,855	35,756	25,663
Total	60,434	9,540	14,370	8,022	10,562	24,958	11,666	139,551	103,649
1 Comprises debt issued by the legal entity UBS Group AG. 2 Comprises debt issued by the legal entity UBS AG. 3 Comprises debt issued by other direct subsidiaries of UBS Group AG and by subsidiaries of UBS AG.

UBS AG
Disclosure Debt Issued Held At Amortized Cost [Line Items]
Disclosure of debt issued [text block]

Note 19 Debt issued held at amortized cost

CHF million	31.12.17	31.12.16
Certificates of deposit	23,831	20,207
Commercial paper	23,532	1,653
Other short-term debt	3,590	4,318
Short-term debt[1]	50,953	26,178
Senior fixed-rate bonds	32,268	27,008
of which: issued by UBS AG with original maturity greater than one year[2]	32,256	26,850
Covered bonds	4,112	5,836
Subordinated debt	8,985	11,554
of which: low-trigger loss-absorbing tier 2 capital instruments	8,286	10,429
of which: non-Basel III-compliant tier 2 capital instruments	700	1,125
Debt issued through the central bond institutions of the Swiss regional or cantonal banks	8,345	8,302
Other long-term debt	87	121
of which: issued by UBS AG with original maturity greater than one year[2]	66	94
Long-term debt[3]	53,796	52,820
Total debt issued held at amortized cost[4]	104,749	78,998
1 Debt with an original maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. 100% of the balance as of 31 December 2017 was unsecured (31 December 2016: 100% of the balance was unsecured). 3 Debt with original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

UBS AG uses interest rate and foreign exchange derivatives to manage the risks inherent in certain debt instruments held at amortized cost. In certain cases, UBS AG applies hedge accounting for interest rate risk as discussed in Note 1a item 3k and Note 12. As a result of applying hedge accounting, the life-to-date adjustment to the carrying value of debt issued was an increase of CHF 480 million as of 31 December 2017 and an increase of CHF 821 million as of 31 December 2016, reflecting changes in fair value due to interest rate movements.

Subordinated debt consists of unsecured debt obligations that are contractually subordinated in right of payment to all other present and future non-subordinated obligations of the respective issuing entity. All of the subordinated debt instruments outstanding as of 31 December 2017 pay a fixed rate of interest.

The table below shows the residual contractual maturity of the carrying value of debt issued, split between fixed-rate and floating-rate based on the contractual terms, and does not consider any early redemption features. The effects from interest rate swaps, which are used to hedge various fixed-rate debt issuances by changing the repricing characteristics into those similar to floating-rate debt, are also not considered in the table below.

  Refer to Note 25d for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying value
CHF million, except where indicated	2018	2019	2020	2021	2022	2023–2027	Thereafter	Total 31.12.17	Total 31.12.16
UBS AG1
Non-subordinated debt
Fixed-rate	38,470	3,975	7,987	4,162	1,643	0	3	56,239	42,999
Interest rates (range in %)	0–6.6	2.4–4.0	0–4.9	0.1–1.4	4.0–4.0
Floating-rate	21,158	4,818	3,926	0	0	0	1,223	31,125	15,937
Subordinated debt
Fixed-rate	0	0	0	0	1,912	7,073	0	8,985	11,554
Interest rates (range in %)					7.6–7.6	4.8–8.8
Subtotal	59,628	8,793	11,913	4,162	3,555	7,073	1,225	96,349	70,490
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	805	747	725	1,000	835	3,384	903	8,398	8,507
Interest rates (range in %)	0.4–3.8	0.6–2.9	0.1–2.8	0.1–2.4	0.1–3.4	0.1–2.8	0.2–2.7
Floating-rate	1	0	1	0	0	0	0	1	1
Subtotal	806	746	726	1,000	835	3,384	903	8,400	8,507
Total	60,434	9,540	12,639	5,162	4,389	10,457	2,128	104,749	78,998
1 Comprises debt issued by the legal entity UBS AG. 2 Comprises debt issued by subsidiaries of UBS AG.